Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2020
Registrant Name	dei_EntityRegistrantName	John Hancock Exchange-Traded Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001478482
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 26, 2021
Document Effective Date	dei_DocumentEffectiveDate	Mar. 26, 2021
Prospectus Date	rr_ProspectusDate	Mar. 26, 2021